Revenue and Capitalized Contract Costs - Performance Obligation, Expected Timing (Details) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, expected timing of satisfaction, period	3 years
Percentage revenue of related to remaining performance obligation expected to recognized over the next 24 months	61.00%